UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.8%
AIR TRANSPORT	1.5%
SKYWEST, INC.		37,700	$753,623

AUTO PARTS	4.4%
COOPER-STANDARD HLDGS., INC.*		11,100	797,424
GENTHERM, INC.*		14,800	615,532
MOTORCAR PARTS OF AMERICA, INC.*		22,300	846,954
			2,259,910

BACK OFFICE SUPPORT	3.5%
HEIDRICK & STRUGGLES INTERNATIONAL, INC.		16,200	383,940
NAVIGANT CONSULTING, INC.*		37,000	584,970
NV5 HLDGS., INC.*		19,400	520,502
THE HACKETT GROUP, INC.		20,900	316,008
			1,805,420

BANKS - DIVERSIFIED	7.9%
BRIDGE BANCORP, INC.		23,300	709,951
CENTERSTATE BANKS, INC.		25,900	385,651
CUSTOMERS BANCORP, INC.*		26,600	628,558
EAGLE BANCORP, INC.*		13,880	666,240
FIRST INTERNET BANCORP		17,000	397,290
PACIFIC PREMIER BANCORP, INC.*		29,400	628,278
QCR HLDGS., INC.		15,200	362,520
UNIVEST CORPORATION OF PENNSYLVANIA		12,400	241,924
			4,020,412

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.4%
BANC OF CALIFORNIA, INC.		41,000	717,500

BIOTECHNOLOGY	1.3%
LIGAND PHARMACEUTICALS, INC.*		6,200	663,958

BUILDING MATERIALS	5.8%
GIBRALTAR INDUSTRIES, INC.*		36,900	1,055,340
LSI INDUSTRIES, INC.		34,500	405,375
PATRICK INDUSTRIES, INC.*		18,450	837,446
QUANEX BUILDING PRODUCTS CORP.		36,100	626,696
			2,924,857

CASINOS & GAMBLING	1.7%
ELDORADO RESORTS, INC.*		77,100	882,024

CEMENT	1.9%
US CONCRETE, INC.*		16,300	971,154

COMMERCIAL VEHICLES & PARTS	0.5%
SUPREME INDUSTRIES, INC.		30,000	265,200

COMMUNICATIONS	6.3%
ADTRAN, INC.		41,000	829,020
GIGAMON, INC.*		32,800	1,017,456
IXIA*		61,900	771,274
MITEL NETWORKS CORP.*		70,000	572,600
			3,190,350

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.4%
AUTOBYTEL, INC.*		37,900	657,944
BRIGHTCOVE, INC.*		108,700	678,288
BROADSOFT, INC.*		24,200	976,470
CALLIDUS SOFTWARE, INC.*		50,200	837,336
INFOBLOX, INC.*		41,700	713,070
MERCURY SYSTEMS, INC.*		8,300	168,490
NCI, INC.		46,700	654,267
THE RUBICON PROJECT, INC.*		34,000	621,520
			5,307,385

CONSUMER LENDING	1.3%
LENDINGTREE, INC.*		6,900	674,682

CONSUMER SERVICES - MISCELLANEOUS	1.7%
XO GROUP, INC.*		53,200	853,860

DIVERSIFIED RETAIL	1.6%
CENTRAL GARDEN & PET CO.*		48,700	795,758

ENGINEERING & CONTRACTING SERVICES	2.6%
MISTRAS GROUP, INC.*		26,100	646,497
VSE CORP.		10,000	678,900
			1,325,397

FINANCIAL DATA & SYSTEMS	0.5%
PLANET PAYMENT, INC.*		70,000	247,100

FOODS	2.3%
THE CHEFS' WAREHOUSE, INC.*		56,500	1,146,385

HEALTHCARE MANAGEMENT	1.8%
COMPUTER PROGRAMS & SYSTEMS, INC.		8,700	453,444
HEALTHEQUITY, INC.*		17,800	439,126
			892,570

HEALTHCARE SERVICES	5.0%
ALMOST FAMILY, INC.*		18,320	682,237
AMN HEALTHCARE SERVICES, INC.*		35,300	1,186,433
LHC GROUP, INC.*		18,700	664,972
			2,533,642

HOUSEHOLD FURNISHINGS	1.3%
HOOKER FURNITURE CORP.		20,027	657,887

INSURANCE - PROPERTY-CASUALTY	0.9%
HERITAGE INSURANCE HLDGS., INC.		28,500	455,145

INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS	0.4%
RADIANT LOGISTICS, INC.*		51,300	183,141

LEISURE TIME	2.2%
NAUTILUS, INC.*		49,700	960,204
SMITH & WESSON HLDGS. CORP.*		5,000	133,100
			1,093,304

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	0.8%
ORASURE TECHNOLOGIES, INC.*		55,000	397,650

MEDICAL EQUIPMENT	4.6%
CYNOSURE, INC.*		12,300	542,676
DIGIRAD CORP.		78,690	390,302
INOGEN, INC.*		19,600	881,608
IRADIMED CORP.*		26,418	506,169
			2,320,755

OFFICE SUPPLIES & EQUIPMENT	0.7%
TRANSACT TECHNOLOGIES, INC.		41,000	333,740

OIL CRUDE PRODUCER	1.5%
CALLON PETROLEUM CO.*		57,900	512,415
RING ENERGY, INC.*		54,200	273,710
			786,125

PERSONAL CARE	1.0%
ORCHIDS PAPER PRODUCTS CO.		18,900	519,939

PHARMACEUTICALS	1.4%
CAMBREX CORP.*		16,700	734,800

PRODUCTION TECHNOLOGY EQUIPMENT	1.0%
ULTRA CLEAN HLDGS., INC.*		97,000	519,920

RECREATIONAL VEHICLES & BOATS	1.4%
MCBC HLDGS., INC.*		49,700	699,776

RESTAURANTS	1.1%
POTBELLY CORP.*		42,000	571,620

SCIENTIFIC INSTRUMENTS - POLLUTION CONTROL	1.3%
HERITAGE-CRYSTAL CLEAN, INC.*		67,000	665,980

SEMICONDUCTORS & COMPONENTS	8.4%
CEVA, INC.*		35,700	803,250
EMCORE CORP.*		49,200	246,000
GIGOPTIX, INC.*		268,000	723,600
INPHI CORP.*		35,700	1,190,238
MAXLINEAR, INC.*		69,500	1,285,750
			4,248,838

SPECIALTY RETAIL	1.7%
FRANCESCA'S HLDGS. CORP.*		44,700	856,452

TEXTILES - APPAREL & SHOES	2.1%
PERRY ELLIS INTERNATIONAL, INC.*		31,700	583,597
SEQUENTIAL BRANDS GROUP, INC.*		73,701	470,949
			1,054,546

UTILITIES - TELECOMMUNICATIONS	1.6%
INCONTACT, INC.*		90,600	805,434

TOTAL EQUITIES
(COST: $44,409,599)			$49,136,239

TOTAL INVESTMENTS	96.8%
(COST: $44,409,599)			$49,136,239

OTHER ASSETS LESS LIABILITIES	3.2%		1,601,057

NET ASSETS - 100% (EQUIVALENT TO $17.53 PER SHARE BASED ON 2,893,871 SHARES OUTSTANDING)			$50,737,296

Cost of Investments is $44,599,260 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$6,443,266
Gross unrealized depreciation			(1,906,287)
Net unrealized appreciation			$4,536,979

* Non-income producing security during the period ended March 31, 2016

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.0%
AUSTRALIA	2.5%
QANTAS AIRWAYS LTD.*		199,617	$622,752
TREASURY WINE ESTATES LTD.*		84,600	625,130
			1,247,882

CANADA	2.1%
CCL INDUSTRIES, INC.		5,300	1,005,890

CHINA	15.0%
CHINA BIOLOGIC PRODUCTS, INC.*		12,400	1,419,552
CHINA MAPLE LEAF EDUCATIONAL SYSTEMS LTD.*		1,704,000	1,080,733
CT ENVIRONMENTAL GROUP LTD.*		4,290,000	1,260,886
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		2,747,000	1,310,220
TAL EDUCATION GROUP ADS*		18,600	924,048
VIPSHOP HLDGS. LTD. ADS*		101,800	1,311,184
			7,306,623

DENMARK	2.7%
GENMAB A/S*		6,000	831,488
PANDORA A/S		3,700	484,500
			1,315,988

FINLAND	0.8%
VERKKOKAUPPA.COM OYJ		45,100	397,217

FRANCE	2.2%
NEXITY SA*		9,700	505,475
SARTORIUS STEDIM BIOTECH*		1,500	571,034
			1,076,509

GERMANY	4.3%
RHEINMETALL AG*		9,600	767,082
STABILUS SA*		16,100	775,962
ZOOPLUS AG*		4,000	548,475
			2,091,519

ISRAEL	1.0%
CYBERARK SOFTWARE LTD.*		11,600	494,508

JAPAN	8.9%
ADASTRIA CO. LTD.		31,400	952,783
KAJIMA CORP.		88,000	552,028
NEXON CO. LTD.		46,500	792,870
NISHI-NIPPON RAILROAD CO. LTD.		68,000	443,485
SCSK CORP.		20,200	789,729
W-SCOPE CORP.*		17,300	802,399
			4,333,294

SPAIN	0.7%
CIE AUTOMOTIVE SA		19,000	342,683

SWEDEN	6.2%
LIFCO AB*		13,200	354,459
MYCRONIC AB*		87,200	786,790
NETENT AB*		558	31,508
RAYSEARCH LABORATORIES AB*		88,400	1,312,122
SWEDISH ORPHAN BIOVITRUM AB*		38,400	538,280
			3,023,159

SWITZERLAND	1.1%
TEMENOS GROUP AG*		9,600	525,125

UNITED KINGDOM	4.8%
BERKELEY GROUP HLDGS. PLC		13,700	633,155
JD SPORTS FASHION PLC		37,600	608,037
MICRO FOCUS INTERNATIONAL PLC*		37,800	852,305
POWERFLUTE OYJ*		219,200	257,355
			2,350,852

UNITED STATES OF AMERICA	44.7%
ABIOMED, INC.*		7,000	663,670
ADEPTUS HEALTH, INC.*		10,800	599,832
AMN HEALTHCARE SERVICES, INC.*		22,700	762,947
AMSURG CORP.*		6,600	492,360
CALLIDUS SOFTWARE, INC.*		42,600	710,568
CALLON PETROLEUM CO.*		50,000	442,500
CAMBREX CORP.*		12,100	532,400
CASCADE BANCORP*		39,100	223,261
COMSCORE, INC.*		13,200	396,528
COOPER-STANDARD HLDG., INC.*		9,200	660,928
DEXCOM, INC.*		21,700	1,473,647
DIAMONDBACK ENERGY, INC.*		11,800	910,724
DIPLOMAT PHARMACY, INC.*		37,538	1,028,541
GENTHERM, INC.*		19,600	815,164
GIGAMON, INC.*		29,000	899,580
HEALTHEQUITY, INC.*		20,400	503,268
IMPERVA, INC.*		11,100	560,550
INFINERA CORP.*		48,300	775,698
INOGEN, INC.*		17,400	782,652
INPHI CORP.*		31,300	1,043,542
IRADIMED CORP.*		27,200	521,152
LIGAND PHARMACEUTICALS, INC.*		9,000	963,810
LITHIA MOTORS, INC.		5,300	462,849
LOGMEIN, INC.*		8,800	444,048
MAXLINEAR, INC.*		50,000	925,000
NAUTILUS, INC.*		24,100	465,612
NUVASIVE, INC.*		7,800	379,470
PATRICK INDUSTRIES, INC.*		8,800	399,432
PEGASYSTEMS, INC.		23,000	583,740
PRIVATEBANCORP, INC.		8,100	312,660
THE RUBICON PROJECT, INC.*		65,900	1,204,652
US CONCRETE, INC.*		7,500	446,850
VCA, INC.*		7,000	403,830
			21,791,465

TOTAL EQUITIES
(COST: $41,862,847)			$47,302,714

TOTAL INVESTMENTS	97.0%
(COST: $41,862,847)			$47,302,714

OTHER ASSETS LESS LIABILITIES	3.0%		1,480,322

NET ASSETS - 100% (EQUIVALENT TO $23.56 PER SHARE BASED ON 2,070,787 SHARES OUTSTANDING)			$48,783,036

Cost of Investments is $42,369,038 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$6,569,810
Gross unrealized depreciation			(1,636,134)
Net unrealized appreciation			$4,933,676

* Non-income producing security during the period ended March 31, 2016

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.9%
Consumer Staples	1.3%
Energy	2.8%
Financials	2.1%
Health Care	29.0%
Industrials	10.0%
Information Technology	24.2%
Materials	5.1%
Utilities	2.6%

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.6%
AEROSPACE	1.2%
HEICO CORP.*		1,700	$102,221

AIR TRANSPORT	1.2%
SKYWEST, INC.		5,300	105,947

AUTO PARTS	5.7%
COOPER-STANDARD HLDGS., INC.*		1,900	136,496
GENTHERM, INC.*		2,100	87,339
MOTORCAR PARTS OF AMERICA, INC.*		3,200	121,536
TENNECO, INC.*		2,800	144,228
			489,599

BACK OFFICE SUPPORT	2.9%
ON ASSIGNMENT, INC.*		3,000	110,760
TRUEBLUE, INC.*		5,200	135,980
			246,740

BANKS - DIVERSIFIED	3.0%
OPUS BANK		3,200	108,800
PRIVATEBANCORP, INC.		3,900	150,540
			259,340

BIOTECHNOLOGY	3.5%
INC RESEARCH HLDGS., INC.*		1,900	78,299
LIGAND PHARMACEUTICALS, INC.*		1,100	117,799
PRA HEALTH SCIENCES, INC.*		2,400	102,624
			298,722

BUILDING MATERIALS	4.6%
BUILDERS FIRSTSOURCE, INC.*		11,500	129,605
GIBRALTAR INDUSTRIES, INC.*		3,200	91,520
PATRICK INDUSTRIES, INC.*		1,500	68,085
TREX CO., INC.*		2,200	105,446
			394,656

CASINOS & GAMBLING	4.0%
BOYD GAMING CORP.*		7,000	144,620
ELDORADO RESORTS, INC.*		5,600	64,064
PENN NATIONAL GAMING, INC.*		8,300	138,527
			347,211

CHEMICALS - DIVERSIFIED	1.2%
CABOT CORP.		2,100	101,493

COMMERCIAL VEHICLES & PARTS	0.9%
WABASH NATIONAL CORP.*		5,700	75,240

COMMUNICATIONS	3.0%
GIGAMON, INC.*		6,100	189,222
INFINERA CORP.*		4,300	69,058
			258,280

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.4%
CALLIDUS SOFTWARE, INC.*		7,700	128,436
COMSCORE, INC.*		2,300	69,092
CYBERARK SOFTWARE LTD.*		2,500	106,575
IMPERVA, INC.*		2,300	116,150
LOGMEIN, INC.*		1,300	65,598
MONOTYPE IMAGING HLDGS., INC.		2,700	64,584
REALPAGE, INC.*		5,700	118,788
THE RUBICON PROJECT, INC.*		3,000	54,840
VERIFONE SYSTEMS, INC.*		3,700	104,488
WEB.COM GROUP, INC.*		3,500	69,370
			897,921

COMPUTER TECHNOLOGY	2.5%
CRAY, INC.*		5,100	213,741

CONSUMER SERVICES - MISCELLANEOUS	1.5%
STAMPS.COM, INC.*		1,200	127,536

ELECTRONICS	1.5%
II-VI, INC.*		5,800	125,918

ELECTRONIC COMPONENTS	1.4%
ROGERS CORP.*		2,000	119,740

FINANCIAL DATA & SYSTEMS	0.6%
CORELOGIC, INC.*		1,400	48,580

FOREST PRODUCTS	1.3%
UNIVERSAL FOREST PRODUCTS, INC.*		1,300	111,566

HEALTHCARE FACILITIES	2.7%
AMSURG CORP.*		1,400	104,440
VCA, INC.*		2,200	126,918
			231,358

HEALTHCARE MANAGEMENT	0.7%
HEALTHEQUITY, INC.*		2,600	64,142

HEALTHCARE SERVICES	3.5%
AMN HEALTHCARE SERVICES, INC.*		5,900	198,299
PREMIER, INC.*		3,200	106,752
			305,051

HOTEL & MOTEL	1.3%
EXTENDED STAY AMERICA, INC.		7,000	114,100

HOUSEHOLD EQUIPMENT & PRODUCTS	1.4%
HELEN OF TROY LTD.*		1,200	124,428

HOUSEHOLD FURNISHINGS	0.8%
ETHAN ALLEN INTERIORS, INC.*		2,100	66,822

LEISURE TIME	1.3%
NAUTILUS, INC.*		5,700	110,124

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.2%
ABIOMED, INC.*		1,700	161,177
GLOBUS MEDICAL, INC.*		3,600	85,500
NUVASIVE, INC.*		2,300	111,895
			358,572

MEDICAL EQUIPMENT	3.5%
DEXCOM, INC.*		3,100	210,521
NATUS MEDICAL, INC.*		2,300	88,389
			298,910

MEDICAL SERVICES	1.7%
PAREXEL INTERNATIONAL CORP.*		2,300	144,279

MULTI-LINE INSURANCE	1.5%
NATIONAL GENERAL HLDGS. CORP.		5,900	127,381

OFFICE SUPPLIES & EQUIPMENT	1.0%
ELECTRONICS FOR IMAGING, INC.*		2,000	84,780

OIL CRUDE PRODUCER	1.7%
CALLON PETROLEUM CO.*		6,500	57,525
DIAMONDBACK ENERGY, INC.*		1,200	92,616
			150,141

OIL WELL EQUIPMENT & SERVICES	0.9%
CORE LABORATORIES NV		700	78,687

PHARMACEUTICALS	1.5%
CAMBREX CORP.*		3,000	132,000

RESTAURANTS	4.6%
BJ'S RESTAURANTS, INC.*		2,400	99,768
DAVE & BUSTER'S ENTERTAINMENT, INC.*		4,200	162,876
SONIC CORP.*		3,900	137,124
			399,768

SCIENTIFIC INSTRUMENTS - ELECTRICAL	1.0%
A.O. SMITH CORP.		1,100	83,941

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	1.1%
ITRON, INC.*		2,300	95,956

SEMICONDUCTORS & COMPONENTS	6.5%
INPHI CORP.*		5,200	173,368
MAXLINEAR, INC.*		10,500	194,250
MONOLITHIC POWER SYSTEMS, INC.		900	57,276
SEMTECH CORP.*		6,100	134,139
			559,033

SPECIALTY CHEMICALS	1.4%
STEPAN CO.		2,200	121,638

SPECIALTY MACHINERY	1.6%
ALBANY INTERNATIONAL CORP.		3,700	139,083

SPECIALTY RETAIL	3.9%
BURLINGTON STORES, INC.*		1,100	61,864
EXPRESS, INC.*		7,800	166,998
LITHIA MOTORS, INC.		1,200	104,796
			333,658

TRANSPORTATION MISCELLANEOUS	1.4%
HUB GROUP, INC.*		3,000	122,370

TOTAL EQUITIES
(COST: $7,751,768)			$8,570,673

TOTAL INVESTMENTS	99.6%
(COST: $7,751,768)			$8,570,673

OTHER ASSETS LESS LIABILITIES	0.4%		31,529

NET ASSETS - 100% (EQUIVALENT TO $12.94 PER SHARE BASED ON 664,757 SHARES OUTSTANDING)			$8,602,202

Cost of Investments is $7,837,195 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,047,298
Gross unrealized depreciation			(313,820)
Net unrealized appreciation			$733,478

* Non-income producing security during the period ended March 31, 2016

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.2%
AIR FREIGHT & LOGISTICS	1.1%
KERRY LOGISTICS NETWORK LTD.*		800,000	$1,150,901

AUTO COMPONENTS	0.4%
FUYAO GLASS INDUSTRY GROUP CO. LTD.*		150,000	362,750

AUTOMOBILES	0.3%
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		300,000	310,542

BIOTECHNOLOGY	7.6%
3SBIO, INC.*		1,800,000	2,427,102
CHINA BIOLOGIC PRODUCTS, INC.*		46,000	5,266,080
			7,693,182

CHEMICALS	1.1%
BLOOMAGE BIOTECHNOLOGY CORP. LTD.*		500,000	1,094,439

COMMERCIAL SERVICE & SUPPLY	3.0%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		1,400,000	1,562,895
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		3,000,000	1,430,892
			2,993,787

COMMUNICATIONS EQUIPMENT	0.7%
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD.*		600,000	716,219

CONSTRUCTION MATERIALS	0.1%
ANHUI CONCH CEMENT CO. LTD.*		50,000	134,066

DIVERSIFIED CONSUMER SERVICES	5.0%
CHINA MAPLE LEAF EDUCATIONAL SYSTEMS LTD.*		2,650,000	1,680,718
TAL EDUCATION GROUP ADS*		65,000	3,229,200
TARENA INTERNATIONAL, INC. ADS*		15,000	162,150
			5,072,068

ELECTRICAL EQUIPMENT	3.1%
CHINA MING YANG WIND POWER GROUP LTD. ADS*		10,300	24,720
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.*		300,000	429,267
XINYI SOLAR HLDGS. LTD.*		6,000,000	2,134,736
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		100,000	583,959
			3,172,682

ELECTRONIC EQUIPMENT & INSTRUMENTS	0.2%
AAC TECHNOLOGIES HLDGS., INC.*		25,000	191,108

HEALTHCARE PROVIDERS & SERVICES	8.8%
HARMONICARE MEDICAL HLDGS. LTD.*		3,400,000	2,410,601
IKANG HEALTHCARE GROUP, INC. ADS*		300,000	6,558,000
			8,968,601

HOTELS, RESTAURANTS & LEISURE	2.1%
HOMEINNS HOTEL GROUP ADS*		15,000	534,750
SANDS CHINA LTD.		400,000	1,629,412
			2,164,162

HOUSEHOLD DURABLES	1.1%
HANGZHOU ROBAM APPLIANCES CO. LTD.*		159,915	1,137,128

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	2.1%
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		700,000	323,949
HUADIAN POWER INTERNATIONAL CORP. LTD.*		2,000,000	1,273,623
HUANENG RENEWABLES CORP. LTD.*		1,800,000	559,208
			2,156,780

INTERNET & CATALOG RETAIL	9.0%
ALIBABA GROUP HLDG. LTD. ADS*		15,000	1,185,450
CTRIP.COM INTERNATIONAL LTD. ADS*		57,000	2,522,820
E-COMMERCE CHINA DANGDANG, INC. ADS*		150,000	1,069,500
JD.COM, INC. ADS*		105,000	2,782,500
VIPSHOP HLDGS. LTD. ADS*		120,000	1,545,600
			9,105,870

INTERNET SOFTWARE & SERVICES	23.6%
21VIANET GROUP, INC. ADS*		190,400	3,802,288
BAIDU, INC. ADS*		9,000	1,717,920
NETEASE.COM, INC. ADS		50,000	7,179,000
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		68,000	5,137,400
TENCENT HLDGS. LTD.*		300,000	6,125,764
			23,962,372

MEDIA	3.1%
BITAUTO HLDGS. LTD. ADS*		45,000	1,115,550
BONA FILM GROUP LTD. ADS*		150,000	2,032,500
			3,148,050

METALS & MINING	2.9%
FOSUN INTERNATIONAL LTD.*		2,000,000	2,846,314
ZHAOJIN MINING INDUSTRY CO. LTD.*		150,000	116,405
			2,962,719

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.(a)*		5,760,000	-

PHARMACEUTICALS	3.7%
CSPC PHARMACEUTICAL GROUP LTD.*		2,000,000	1,809,885
JIANGSU HENGRUI MEDICINE CO. LTD.*		150,000	1,095,383
SINO BIOPHARMACEUTICAL LTD.*		1,100,000	825,276
			3,730,544

REAL ESTATE	1.1%
SOUFUN HLDGS. LTD. ADS*		180,000	1,078,200

REAL ESTATE MANAGEMENT & DEVELOPMENT	6.6%
CHINA OVERSEAS LAND & INVESTMENT LTD.*		710,000	2,246,951
CHINA RESOURCES LAND LTD.*		810,000	2,077,887
DALIAN WANDA COMMERCIAL PROPERTIES CO. LTD.*		400,000	2,369,351
			6,694,189

SOFTWARE	2.0%
MOMO, INC. ADS*		180,000	2,023,200

TEXTILES, APPAREL & LUXURY GOODS	2.4%
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		450,000	2,447,985

TRANSPORT INFRASTRUCTURE	2.5%
ANHUI EXPRESSWAY CO. LTD.*		1,500,000	1,167,917
JIANGSU EXPRESSWAY CO. LTD.*		1,000,000	1,345,812
			2,513,729

UTILITIES - WATER	2.6%
CT ENVIRONMENTAL GROUP LTD.*		9,000,000	2,645,216

TOTAL EQUITIES
(COST: $84,659,176)			$97,630,489

TOTAL INVESTMENTS	96.2%
(COST: $84,659,176)			$97,630,489

OTHER ASSETS LESS LIABILITIES	3.8%		3,805,225

NET ASSETS - 100% (EQUIVALENT TO $10.97 PER SHARE BASED ON 9,248,312 SHARES OUTSTANDING)			$101,435,714

Cost of Investments is $85,095,630 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$18,194,437
Gross unrealized depreciation			(5,659,578)
Net unrealized appreciation			$12,534,859

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2016

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	96.2%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.8%
AUSTRALIA	8.8%
BLUESCOPE STEEL LTD.		3,191,400	$15,142,393
COCHLEAR LTD.		96,700	7,582,715
DOMINO'S PIZZA ENTERPRISES LTD.		289,700	12,764,032
PREMIER INVESTMENTS LTD.*		308,800	4,004,979
QANTAS AIRWAYS LTD.*		2,674,860	8,344,841
TREASURY WINE ESTATES LTD.		2,111,500	15,602,376
VOCUS COMMUNICATIONS LTD.		1,124,000	7,176,851
			70,618,187

BELGIUM	1.7%
BEKAERT SA*		222,800	9,052,201
ION BEAM APPLICATIONS SA*		102,900	4,367,513
			13,419,714

CANADA	7.6%
CCL INDUSTRIES, INC.		101,740	19,309,293
COTT CORP.		565,674	7,857,212
DOLLARAMA, INC.		171,000	12,032,407
FIRSTSERVICE CORP.		103,578	4,253,812
KEYERA CORP.		235,700	7,153,753
NEXGEN ENERGY LTD.*		99,200	133,662
PAREX RESOURCES, INC.*		1,160,947	9,787,781
			60,527,920

CHINA	1.1%
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		3,021,000	8,489,674

DENMARK	8.8%
CHR HANSEN HLDG. A/S*		162,800	10,928,744
GENMAB A/S*		96,611	13,388,483
H LUNDBECK A/S*		356,900	11,783,123
PANDORA A/S		72,200	9,454,302
ROYAL UNIBREW A/S*		154,160	7,439,041
SIMCORP A/S*		74,123	3,420,626
VESTAS WIND SYSTEMS A/S		192,900	13,609,193
			70,023,512

FINLAND	1.2%
HUHTAMAKI OYJ*		256,938	9,540,154

FRANCE	3.3%
CELLECTIS SA*		139,200	3,793,628
NEXITY SA*		164,018	8,547,115
SEB SA*		75,802	7,863,121
TELEPERFORMANCE SA*		72,500	6,373,862
			26,577,726

GERMANY	9.9%
AURELIUS AG		90,723	5,523,077
DEUTSCHE WOHNEN AG*		395,600	12,302,854
GRAND CITY PROPERTIES SA*		272,800	6,270,551
HOCHTIEF AG*		128,500	15,726,189
KION GROUP AG*		235,545	13,733,871
RHEINMETALL AG*		167,095	13,351,628
SIXT SE*		37,861	2,038,238
STROEER MEDIA SE*		159,881	10,051,690
			78,998,098

IRELAND	2.5%
ICON PLC*		101,732	7,640,073
PADDY POWER BETFAIR PLC*		87,712	12,225,262
			19,865,335

ITALY	2.3%
BREMBO SPA*		362,711	18,758,779

JAPAN	25.3%
ADASTRIA CO. LTD.		200,500	6,083,855
ASAHI INTECC CO. LTD.*		169,100	7,918,228
DAIFUKU CO. LTD.		355,000	5,983,695
EZAKI GLICO CO. LTD.		165,800	8,500,298
IIDA GROUP HLDGS. CO. LTD.		399,400	7,789,622
ISTYLE, INC.*		634,200	5,640,714
KAJIMA CORP.		933,000	5,852,752
KOITO MANUFACTURING CO. LTD.		284,200	12,878,582
KUSURI NO AOKI CO. LTD.		104,100	5,688,525
MEGMILK SNOW BRAND CO. LTD.		479,900	12,063,060
MISUMI GROUP, INC.		534,000	7,643,822
MITSUI CHEMICALS, INC.		1,035,000	3,448,621
MORINAGA & CO. LTD.		1,813,000	9,230,521
NEXON CO. LTD.		749,400	12,777,987
NICHIREI CORP.		920,000	7,487,849
NIHON CHOUZAI CO. LTD.		153,800	5,500,422
NISHI-NIPPON RAILROAD CO. LTD.		903,000	5,889,218
OBAYASHI CORP.		514,000	5,069,439
OPEN HOUSE CO. LTD.*		196,200	3,901,511
SANTEN PHARMACEUTICAL CO. LTD.		216,700	3,259,790
SCSK CORP.		86,300	3,373,939
SHIMADZU CORP.		324,800	5,093,714
SHIMAMURA CO. LTD.		70,300	8,776,178
TAKEUCHI MANUFACTURING CO. LTD.		238,200	3,437,174
TECHNOPRO HLDGS., INC.		200,200	5,941,339
TEMP HLDGS. CO. LTD.		290,100	4,206,701
TORIDOLL.CORP.		181,800	3,670,084
TSURUHA HLDGS., INC.		83,700	8,232,787
ULVAC, INC.*		319,000	10,444,844
W-SCOPE CORP.		140,000	6,493,403
			202,278,674

NEW ZEALAND	0.5%
A2 MILK CO. LTD.*		3,282,000	4,310,064

SPAIN	1.6%
GAMESA CORP. TECNOLOGICA SA*		634,400	12,535,680

SWEDEN	4.6%
EVOLUTION GAMING GROUP AB*		251,904	8,796,766
HEXPOL AB*		452,540	5,030,824
MYCRONIC AB*		505,463	4,560,704
SWEDISH ORPHAN BIOVITRUM AB*		611,452	8,571,159
UNIBET GROUP PLC*		833,000	9,455,299
			36,414,752

SWITZERLAND	2.4%
SWISS LIFE HLDG. AG*		35,975	9,566,148
TEMENOS GROUP AG*		183,800	10,053,952
			19,620,100

UNITED KINGDOM	15.2%
888 HLDGS. PLC*		1,352,600	4,123,070
ADMIRAL GROUP PLC*		662,900	18,878,798
AUTO TRADER GROUP PLC		734,600	4,114,520
BEAZLEY PLC		1,147,500	5,929,492
BERKELEY GROUP HLDGS. PLC		128,300	5,929,476
CAIRN ENERGY PLC*		1,760,073	5,055,502
DCC PLC		148,000	13,071,952
DOMINO'S PIZZA GROUP PLC		326,700	4,729,479
IG GROUP HLDGS. PLC*		678,700	7,797,788
JD SPORTS FASHION PLC		645,564	10,439,538
MICRO FOCUS INTERNATIONAL PLC		627,500	14,148,715
PAYSAFE GROUP PLC*		1,702,000	10,356,705
PERSIMMON PLC		244,900	7,333,283
REDROW PLC		645,714	3,730,730
RIGHTMOVE PLC*		106,000	6,410,541
			122,049,589

TOTAL EQUITIES
(COST: $679,862,791)			$774,027,958

COMMERCIAL PAPER	3.1%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.53% DUE 4/07/2016		25,000,000	$25,000,000

TOTAL COMMERCIAL PAPER
(COST: $25,000,000)			$25,000,000

TOTAL INVESTMENTS	99.9%
(COST: $704,862,791)			$799,027,958

OTHER ASSETS LESS LIABILITIES	0.1%		989,098

NET ASSETS - 100% (EQUIVALENT TO $21.01 PER SHARE BASED ON 38,073,974 SHARES OUTSTANDING)			$800,017,056

Cost of investments is $712,437,850 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$101,059,594
Gross unrealized depreciation			(14,469,486)
Net unrealized appreciation			$86,590,108

* Non-income producing security during the period ended March 31, 2016

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	23.9%
Consumer Staples	11.5%
Energy	2.8%
Financials	10.4%
Health Care	8.5%
Industrials	17.9%
Information Technology	11.0%
Materials	9.9%
Telecommunication Services	0.9%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	91.8%
AUSTRALIA	10.6%
A2 MILK CO. LTD.*		35,000	$45,876
BELLAMY'S AUSTRALIA LTD.		5,000	39,629
BWX LTD.*		10,000	32,807
DOMINO'S PIZZA ENTERPRISES LTD.		500	22,030
ELDERS LTD.*		15,000	44,956
GREENCROSS LTD.		5,000	28,706
LENDLEASE GROUP*		2,000	21,263
PARAGON CARE LTD.		52,222	24,017
QANTAS AIRWAYS LTD.*		25,000	77,993
ST. BARBARA LTD.*		15,000	22,996
SURFSTITCH GROUP LTD.*		50,000	53,081
			413,354

CHINA	34.5%
21VIANET GROUP, INC. ADS*		8,000	159,760
BAIDU.COM, INC. ADS*		150	28,632
BITAUTO HLDGS. LTD. ADS*		4,000	99,160
BONA FILM GROUP LTD.*		8,000	108,400
CHINA BIOLOGIC PRODUCTS, INC.*		400	45,792
CHINA OVERSEAS LAND & INVESTMENT LTD.*		10,000	31,647
CHINA RESOURCES LAND LTD.*		10,000	25,653
CSPC PHARMACEUTICAL GROUP LTD.*		50,000	45,247
E-COMMERCE CHINA DANGDANG, INC. ADS*		11,000	78,430
HOMEINNS HOTEL GROUP ADS*		800	28,520
HUANENG RENEWABLES CORP. LTD.*		100,000	31,067
IKANG HEALTHCARE GROUP, INC. ADS*		7,000	153,020
JD.COM, INC. ADS*		1,500	39,750
MOMO, INC. ADS*		9,000	101,160
NETEASE, INC. ADS		500	71,790
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		1,650	124,658
SOUFUN HLDGS. LTD. ADS*		6,000	35,940
TENCENT HLDGS. LTD.*		3,500	71,467
VIPSHOP HLDGS. LTD. ADS*		5,000	64,400
			1,344,493

INDONESIA	5.3%
CIPUTRA DEVELOPMENT TBK PT*		500,000	49,208
JASA MARGA PERSERO TBK PT*		150,000	61,086
PAKUWON JATI TBK PT*		500,000	18,250
WASKITA KARYA PERSERO TBK PT*		500,000	75,603
			204,147

JAPAN	23.3%
ASAHI INTECC CO. LTD.*		1,500	70,239
CYBERAGENT, INC.*		800	37,176
CYBERDYNE, INC.*		3,500	66,862
ICHIGO GROUP HLDGS. CO. LTD.		13,000	53,712
ISTYLE, INC.*		4,000	35,577
KOSE CORP.		800	77,835
MEGMILK SNOW BRAND CO. LTD.		1,300	32,678
MONOTARO CO. LTD.*		2,000	59,443
MORINAGA & CO. LTD.		10,000	50,913
OBAYASHI CORP.		2,500	24,657
OKAMOTO INDUSTRIES, INC.		6,000	50,646
OPEN HOUSE CO. LTD.*		2,000	39,771
ROHTO PHARMACEUTICAL CO. LTD.		3,000	54,645
SCSK CORP.		1,000	39,095
SUNDRUG CO. LTD.		1,500	112,222
TOKYU FUDOSAN HLDGS. CORP.		6,000	40,730
TORIDOLL.CORP.		3,000	60,562
			906,763

MALAYSIA	0.5%
TOP GLOVE CORP. BHD		16,000	20,587

SOUTH KOREA	17.0%
CJ CGV CO. LTD.*		300	25,892
CJ E&M CORP.		500	27,894
CUCKOO ELECTRONICS CO. LTD.		200	35,065
DUZONBIZON CO. LTD.*		2,000	42,585
HANMI PHARM CO. LTD.		180	110,021
HOTEL SHILLA CO. LTD.*		500	29,075
INBODY CO. LTD.		1,200	50,682
I-SENS, INC.*		1,000	31,654
KOREA KOLMAR CO. LTD.		500	35,546
LG LIFE SCIENCES LTD.*		500	29,381
MEDY-TOX, INC.*		200	77,212
NUTRIBIOTECH CO. LTD.*		1,000	49,668
OSSTEM IMPLANT CO. LTD.*		1,000	68,818
VIATRON TECHNOLOGIES, INC.		2,000	46,257
			659,750

THAILAND	0.6%
SRISAWAD POWER 1979 PCL*		20,800	24,980

TOTAL EQUITIES
(COST: $3,191,313)			$3,574,074

TOTAL INVESTMENTS	91.8%
(COST: $3,191,313)			$3,574,074

OTHER ASSETS LESS LIABILITIES	8.2%		319,480

NET ASSETS - 100% (EQUIVALENT TO $8.74 PER SHARE BASED ON 445,598 SHARES OUTSTANDING)			$3,893,554

Cost of Investments is $3,195,739 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$456,452
Gross unrealized depreciation			(78,117)
Net unrealized appreciation			$378,335

* Non-income producing security during the period ended March 31, 2016

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	15.7%
Consumer Staples	13.4%
Financials	8.7%
Health Care	22.5%
Industrials	7.7%
Information Technology	21.1%
Materials	1.9%
Utilities	0.8%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.4%
AUSTRALIA	8.3%
BLUESCOPE STEEL LTD.		1,832,600	$8,695,228
COCHLEAR LTD.		55,600	4,359,865
DOMINO'S PIZZA ENTERPRISES LTD.		166,300	7,327,092
PREMIER INVESTMENTS LTD.*		176,800	2,293,006
QANTAS AIRWAYS LTD.*		1,533,493	4,784,084
TREASURY WINE ESTATES LTD.		1,070,800	7,912,396
VOCUS COMMUNICATIONS LTD.		643,300	4,107,534
			39,479,205

BELGIUM	1.6%
BEKAERT SA*		131,900	5,359,000
ION BEAM APPLICATIONS SA*		60,200	2,555,143
			7,914,143

CANADA	7.6%
CCL INDUSTRIES, INC.		60,372	11,458,037
COTT CORP.		326,600	4,536,474
DOLLARAMA, INC.		101,500	7,142,043
FIRSTSERVICE CORP.		61,700	2,533,937
KEYERA CORP.		140,100	4,252,188
NEXGEN ENERGY LTD.*		58,800	79,227
PAREX RESOURCES, INC.*		688,300	5,802,960
			35,804,866

CHINA	1.0%
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		1,740,000	4,889,783

DENMARK	8.8%
CHR HANSEN HLDG. A/S*		96,900	6,504,885
GENMAB A/S*		57,404	7,955,124
H LUNDBECK A/S*		212,000	6,999,221
PANDORA A/S		42,700	5,591,395
ROYAL UNIBREW A/S*		91,760	4,427,909
SIMCORP A/S*		44,000	2,030,511
VESTAS WIND SYSTEMS A/S		114,300	8,063,923
			41,572,968

FINLAND	1.2%
HUHTAMAKI OYJ*		152,300	5,654,926

FRANCE	3.3%
CELLECTIS SA*		82,600	2,251,104
NEXITY SA*		97,100	5,059,962
SEB SA*		44,900	4,657,583
TELEPERFORMANCE SA*		42,900	3,771,568
			15,740,217

GERMANY	9.9%
AURELIUS AG		54,000	3,287,437
DEUTSCHE WOHNEN AG*		234,100	7,280,329
GRAND CITY PROPERTIES SA*		161,500	3,712,221
HOCHTIEF AG*		76,200	9,325,569
KION GROUP AG*		139,700	8,145,457
RHEINMETALL AG*		98,700	7,886,566
SIXT SE*		22,500	1,211,282
STROEER MEDIA SE*		95,100	5,978,920
			46,827,781

IRELAND	2.5%
ICON PLC*		60,300	4,528,530
PADDY POWER BETFAIR PLC*		52,047	7,254,289
			11,782,819

ITALY	2.4%
BREMBO SPA*		215,500	11,145,283

JAPAN	24.5%
ADASTRIA CO. LTD.		114,600	3,477,356
ASAHI INTECC CO. LTD.*		96,700	4,528,047
DAIFUKU CO. LTD.		204,900	3,453,688
EZAKI GLICO CO. LTD.		94,800	4,860,243
IIDA GROUP HLDGS. CO. LTD.		228,400	4,454,556
ISTYLE, INC.*		364,600	3,242,833
KAJIMA CORP.		538,000	3,374,899
KOITO MANUFACTURING CO. LTD.		163,800	7,422,631
KUSURI NO AOKI CO. LTD.		59,800	3,267,760
MEGMILK SNOW BRAND CO. LTD.		276,500	6,950,273
MISUMI GROUP, INC.		305,600	4,374,442
MITSUI CHEMICALS, INC.		589,000	1,962,548
MORINAGA & CO. LTD.		1,044,000	5,315,314
NEXON CO. LTD.		431,900	7,364,308
NICHIREI CORP.		530,000	4,313,652
NIHON CHOUZAI CO. LTD.		88,800	3,175,796
NISHI-NIPPON RAILROAD CO. LTD.		519,000	3,384,833
OBAYASHI CORP.		293,900	2,898,654
OPEN HOUSE CO. LTD.*		113,700	2,260,968
SANTEN PHARMACEUTICAL CO. LTD.		123,900	1,863,812
SCSK CORP.		49,300	1,927,407
SHIMADZU CORP.		186,000	2,916,967
SHIMAMURA CO. LTD.		40,500	5,055,978
TAKEUCHI MANUFACTURING CO. LTD.		136,200	1,965,337
TECHNOPRO HLDGS., INC.		115,600	3,430,663
TEMP HLDGS. CO. LTD.		165,900	2,405,694
TORIDOLL.CORP.		103,800	2,095,460
TSURUHA HLDGS., INC.		48,000	4,721,311
ULVAC, INC.*		183,300	6,001,693
W-SCOPE CORP.		80,600	3,738,345
			116,205,468

NEW ZEALAND	0.5%
A2 MILK CO. LTD.*		1,878,300	2,466,664

SPAIN	1.6%
GAMESA CORP. TECNOLOGICA SA*		375,000	7,409,962

SWEDEN	4.5%
EVOLUTION GAMING GROUP AB*		149,810	5,231,531
HEXPOL AB*		269,200	2,992,659
MYCRONIC AB*		297,100	2,680,681
SWEDISH ORPHAN BIOVITRUM AB*		357,900	5,016,939
UNIBET GROUP PLC*		495,900	5,628,911
			21,550,721

SWITZERLAND	2.5%
SWISS LIFE HLDG. AG*		21,350	5,677,199
TEMENOS GROUP AG*		109,300	5,978,765
			11,655,964

UNITED KINGDOM	15.2%
888 HLDGS. PLC*		807,300	2,460,856
ADMIRAL GROUP PLC*		393,200	11,197,984
AUTO TRADER GROUP PLC		437,900	2,452,693
BEAZLEY PLC		680,600	3,516,873
BERKELEY GROUP HLDGS. PLC		76,300	3,526,259
CAIRN ENERGY PLC*		1,046,900	3,007,037
DCC PLC*		87,800	7,754,847
DOMINO'S PIZZA GROUP PLC		194,100	2,809,892
IG GROUP HLDGS. PLC*		402,000	4,618,699
JD SPORTS FASHION PLC		370,000	5,983,341
MICRO FOCUS INTERNATIONAL PLC		371,400	8,374,235
PAYSAFE GROUP PLC*		1,008,800	6,138,569
PERSIMMON PLC		145,100	4,344,873
REDROW PLC		382,200	2,208,230
RIGHTMOVE PLC*		62,500	3,779,800
			72,174,188

TOTAL EQUITIES
(COST: $406,693,954)			$452,274,958

TOTAL INVESTMENTS	95.4%
(COST: $406,693,954)			$452,274,958

OTHER ASSETS LESS LIABILITIES	4.6%		21,670,708

NET ASSETS - 100% (EQUIVALENT TO $10.13 PER SHARE BASED ON 46,805,715 SHARES OUTSTANDING)			$473,945,666

Cost of investments is $411,938,463 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$49,494,985
Gross unrealized depreciation			(9,158,490)
Net unrealized appreciation			$40,336,495

* Non-income producing security during the period ended March 31, 2016

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	23.7%
Consumer Staples	10.9%
Energy	2.8%
Financials	10.4%
Health Care	8.4%
Industrials	17.6%
Information Technology	10.9%
Materials	9.8%
Telecommunication Services	0.9%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2016:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$49,136,239	$8,570,673
Total Level 1	49,136,239	8,570,673
Level 2	-	-
Level 3	-	-
Total Investments	$49,136,239	$8,570,673

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$12,134,425	$97,630,489
Total Australia	1,247,882	-
Total Europe	11,123,052	-
Total North America	22,797,355	-
Total Level 1	47,302,714	97,630,489
Level 2	-	-
Level 3	-	-
Total Investments	$47,302,714	$97,630,489

	International Opportunities Fund	Asia Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$210,768,351	$3,160,720	$121,095,248
Total Australia	74,928,252	413,354	41,945,870
Total Europe	427,803,436	-	253,428,974
Total North America	60,527,919	-	35,804,866
Total Level 1	774,027,958	3,574,074	452,274,958
Level 2	-	-	-
Total Commercial Paper	25,000,000
Total Level 2	25,000,000	-	-
Level 3	-	-	-
Total Investments	$799,027,958	$3,574,074	$452,274,958

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities valued at $15,740,871, $67,090,074, $427,839,913, $3,577,783 and $211,064,611 at March 31, 2016 respectively for the Emerging Growth Fund, China Opportunities Fund, International Opportunities Fund, Asia Opportunities Fund, and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2015 but not at March 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 26, 2016

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 26, 2016